Inventories	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Inventories
10.
Inventories

	December 31, 2021
	Cost	Allowance for impairment losses	Carrying amount
	NT$000	NT$000	NT$000
Raw materials	3,328,763	(121,586)	3,207,177

	December 31, 2022
	Cost	Allowance for impairment losses	Carrying amount
	NT$000	NT$000	NT$000
Raw materials	3,316,039	(105,630)	3,210,409

The cost of inventories recognized as an expense for the year:

	Year ended December 31,
	2020	2021	2022
	NT$000	NT$000	NT$000
Cost of revenue	17,957,568	20,103,735	18,611,515
Loss on abandonment	5,323	552	9,448
Allowance for (reversal of) inventory valuation and obsolescence loss	16,317	41,770	(15,956)
	17,979,208	20,146,057	18,605,007

a)
Reversal of inventory valuation and obsolescence loss for the year ended 2022 was mainly due to the change in net realizable value and periodic update of the inventory allowance policy, which is based on historical experience of raw materials usage and actual circumstances.
b)
No inventories of the Group were pledged to others.